Leases - The Company as Lessee - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2014
Incremental borrowing rate			5.60%
Operating Lease, Payments		$ 408,727	$ 1,647,192
Operating Lease Term Of Contract		5 years
Sublease Income		$ 0
Operating Lease, Weighted Average Discount Rate, Percent			5.60%
Minimum [Member]
Lessee, Finance Lease, Remaining Lease Term		7 months 15 days
Maximum [Member]
Lessee, Finance Lease, Remaining Lease Term		12 months
Office Space [Member]
Incremental borrowing rate			5.60%
Operating lease monthly rent expense			$ 6,500	$ 7,345
Operating Lease, Weighted Average Discount Rate, Percent			5.60%
Time Charter In Contracts [Member]
Incremental borrowing rate			5.60%
Sublease Income		$ 0	$ 482,879
Operating Lease, Weighted Average Discount Rate, Percent			5.60%
Time Charter In Contracts [Member] | Minimum [Member]
Operating Lease Term Of Contract		1 year
Time Charter In Contracts [Member] | Maximum [Member]
Operating Lease Term Of Contract		5 years
Charter Hire Expenses [Member] | Bareboat Charters [Member]
Current Period Gain Recognized		$ 130,000	$ 4,708,988	2,906,617
Gas Premiership And Gas Cathar [Member]
Deferred gain gross					$ 780,695
Gas Premiership And Gas Cathar [Member] | Charter Hire Expenses [Member]
Current Period Gain Recognized		0	0	190,087
Gas Premiership And Gas Cathar [Member] | Charter Hire Expenses [Member] | Bareboat Charters [Member]
Operating Lease Rent Expense		$ 318,606	$ 1,560,000	$ 3,434,250
Astrid and Kazak [Member]
Sale leaseback transaction, term of lease	12 months	12 months